Net revenues (Tables)	12 Months Ended
Dec. 31, 2023
Revenue [abstract]
Schedule of revenue by type	Net revenues were as follows:

	Years ended December 31,
	2023	2022	2021
	(€ million)
Revenues from:
Shipments of vehicles and sales of other goods	€183,230	€173,718	€144,559
Other services provided	4,018	3,786	3,112
Construction contract revenues	709	779	602
Lease installments from assets sold with a buy-back commitment	896	849	994
Interest income of financial services activities	691	460	152
Total Net revenues	€189,544	€179,592	€149,419

Schedule of revenue by geographical area	Net revenues by geographical area were as follows:

	Years ended December 31,
	2023	2022	2021
	(€ million)
Net revenues in:
North America(1)	€88,466	€87,283	€68,885
France	18,079	16,365	15,421
Brazil	13,742	11,363	7,607
Italy	11,790	10,840	10,065
Germany	10,467	9,046	7,891
United Kingdom	8,380	7,348	6,106
Turkey	6,187	3,110	2,294
Spain	5,147	5,307	4,428
Belgium	2,533	2,552	2,214
Netherlands	1,577	1,376	1,192
Argentina	1,524	2,735	1,961
Japan	1,377	1,152	1,174
Portugal	1,335	1,138	917
Poland	1,204	1,230	1,273
China	1,141	1,811	2,013
Algeria	1,079	277	192
Switzerland	930	763	1,160
Austria	812	801	1,085
Other countries	13,774	15,095	13,541
Total Net revenues	€189,544	€179,592	€149,419
______________________________________________________________________________________________________________________________
(1) Refers to the geographical area and not our North America reporting segment
The following table summarizes the non-current assets (other than financial instruments, deferred tax assets and post-employment benefits assets) attributed to certain geographic areas:

	At December 31,
	2023	2022
	(€ million)
North America(1)	€52,029	€50,410
France	17,893	16,031
Italy	8,810	8,646
Germany	4,884	5,334
Brazil	3,811	3,556
Spain	1,876	2,030
United Kingdom	1,194	1,278
Poland	1,038	812
Slovakia	460	377
Serbia	161	105
Other countries	5,817	3,536
Total Non-current assets (other than financial instruments, deferred tax assets and post- employment benefits assets)	97,973	92,115
______________________________________________________________________________________________________________________________
(1) Refers to the geographical area and not our North America reporting segment

Schedule of revenue by segment and type	Net revenues attributed by segment for the years ended December 31, 2023, 2022 and 2021 were as follows:

2023	North America	Enlarged Europe	Middle East & Africa	South America	China and India & Asia Pacific	Maserati	Other activities	Total
	(€ million)
Revenues from:
Shipments of vehicles and sales of other goods	€85,238	€63,961	€10,487	€15,638	€3,463	€2,276	€2,167	€183,230
Other services provided	1,260	1,587	73	510	63	59	466	4,018
Construction contract revenues	—	—	—	—	—	—	709	709
Revenues from goods and services	86,498	65,548	10,560	16,148	3,526	2,335	3,342	187,957

Lease installments from assets sold with a buy-back commitment	—	896	—	—	—	—	—	896
Interest income from financial services activities	—	—	—	—	—	—	691	691
Total Net revenues	€86,498	€66,444	€10,560	€16,148	€3,526	€2,335	€4,033	€189,544

2022	North America	Enlarged Europe	Middle East & Africa	South America	China and India & Asia Pacific	Maserati	Other activities	Total
	(€ million)
Revenues from:
Shipments of vehicles and sales of other goods	€84,239	€60,769	€6,399	€15,178	€4,455	€2,271	€407	€173,718
Other services provided	1,234	1,609	54	462	45	51	331	3,786
Construction contract revenues	—	—	—	—	—	—	779	779
Revenues from goods and services	85,473	62,378	6,453	15,640	4,500	2,322	1,517	178,283

Lease installments from assets sold with a buy- back commitment	1	848	—	—	—	—	—	849
Interest income from financial services activities	—	—	—	—	—	—	460	460
Total Net revenues	€85,474	€63,226	€6,453	€15,640	€4,500	€2,322	€1,977	€179,592

2021	North America	Enlarged Europe	Middle East & Africa	South America	China and India & Asia Pacific	Maserati	Other activities	Total
	(€ million)
Revenues from:
Shipments of vehicles and sales of other goods	€66,618	€56,315	€5,088	€10,191	€3,868	€1,962	€517	€144,559
Other services provided	1,072	1,309	77	283	56	40	275	3,112
Construction contract revenues	—	—	—	—	—	—	602	602
Revenues from goods and services	67,690	57,624	5,165	10,474	3,924	2,002	1,394	148,273

Lease installments from assets sold with a buy-back commitment	16	978	—	—	—	—	—	994
Interest income from financial services activities	—	—	—	—	—	—	152	152
Total Net revenues	€67,706	€58,602	€5,165	€10,474	€3,924	€2,002	€1,546	€149,419